Warrant Liability - Schedule of Estimated the Fair Value of the Warrant Liability Using the Black-Scholes Option Pricing Model Using the Following Key Assumptions (Details)	Dec. 31, 2024	Dec. 31, 2023
Volatility [Member]
Schedule of Estimated the Fair Value of the Warrant Liability Using the Black-Scholes Option Pricing Model Using the Following Key Assumptions [Line Items]
Warrant liability	383	395
Exercise price [Member]
Schedule of Estimated the Fair Value of the Warrant Liability Using the Black-Scholes Option Pricing Model Using the Following Key Assumptions [Line Items]
Warrant liability	0.54	0.54
Risk-free interest rate [Member]
Schedule of Estimated the Fair Value of the Warrant Liability Using the Black-Scholes Option Pricing Model Using the Following Key Assumptions [Line Items]
Warrant liability	1.37	1.37
Expected dividends [Member]
Schedule of Estimated the Fair Value of the Warrant Liability Using the Black-Scholes Option Pricing Model Using the Following Key Assumptions [Line Items]
Warrant liability
Expected term [Member]
Schedule of Estimated the Fair Value of the Warrant Liability Using the Black-Scholes Option Pricing Model Using the Following Key Assumptions [Line Items]
Warrant liability	6.1	7.1